Relationship with DuPont - Allocated Corporate Costs (Detail) - Predecessor [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Allocated corporate cost	$ 15.7	$ 248.5
Leveraged functional services	14.2	226.4
General corporate expenses	1.5	22.1
Cost of Sales [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	14.2	224.7
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	1.4	21.6
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	$ 0.1	$ 2.2